UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class M : FTSDX

This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.18%
What affected the Fund's performance this period?

•The 12-month period ending November 30 provided a favorable backdrop for risk assets, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the U.S. Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection among dividend-paying equities detracted most from the fund's result. Picks in the information technology sector particularly detracted.
•Investment among real estate investment trusts also hurt, especially a significant underweight in the regional malls category and a notable overweight in the lagging industrial segment.
•On the positive side, positioning in the convertible securities asset class added value. Security selection in the category notably contributed, especially a modest overweight in software company MicroStrategy, whose large bitcoin portfolio drove the security's gain this period. Well-timed shifts in the fund's convertibles allocation, which moved from an underweight at the start of the reporting period to an overweight as of November 30, also helped.
•Other notable relative contributors were an average underweight and favorable security selection in preferred stocks, as well as picks and out-of-benchmark exposure to strong-performing master limited partnerships and infrastructure equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	18.05%	8.13%	7.46%
Class M (without 3.50% sales charge)	22.33%	8.91%	7.84%
Fidelity Strategic Dividend & Income Composite Index℠	23.14%	7.92%	8.37%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$5,550,094,343
Number of Holdings	596
Total Advisory Fee	$31,732,958
Portfolio Turnover	36%
What did the Fund invest in?
(as of November 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.9
Financials	16.6
Information Technology	12.8
Industrials	9.2
Consumer Staples	7.9
Utilities	7.8
Energy	7.6
Health Care	7.4
Consumer Discretionary	6.5
Communication Services	3.9
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.8
Procter & Gamble Co/The	2.6
Coca-Cola Co/The	1.8
Equinix Inc	1.8
Eaton Corp PLC	1.6
Prologis Inc	1.5
Johnson & Johnson	1.5
Cisco Systems Inc	1.4
McDonald's Corp	1.4
JPMorgan Chase & Co	1.4
17.8
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914112.100    1324-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Strategic Dividend & Income® Fund Fidelity® Strategic Dividend & Income® Fund : FSDIX

This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Dividend & Income® Fund	$ 72	0.64%
What affected the Fund's performance this period?

•The 12-month period ending November 30 provided a favorable backdrop for risk assets, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the U.S. Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection among dividend-paying equities detracted most from the fund's result. Picks in the information technology sector particularly detracted.
•Investment among real estate investment trusts also hurt, especially a significant underweight in the regional malls category and a notable overweight in the lagging industrial segment.
•On the positive side, positioning in the convertible securities asset class added value. Security selection in the category notably contributed, especially a modest overweight in software company MicroStrategy, whose large bitcoin portfolio drove the security's gain this period. Well-timed shifts in the fund's convertibles allocation, which moved from an underweight at the start of the reporting period to an overweight as of November 30, also helped.
•Other notable relative contributors were an average underweight and favorable security selection in preferred stocks, as well as picks and out-of-benchmark exposure to strong-performing master limited partnerships and infrastructure equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Strategic Dividend & Income® Fund	22.95%	9.48%	8.41%
Fidelity Strategic Dividend & Income Composite Index℠	23.14%	7.92%	8.37%
S&P 500® Index	33.89%	15.77%	13.35%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$5,550,094,343
Number of Holdings	596
Total Advisory Fee	$31,732,958
Portfolio Turnover	36%
What did the Fund invest in?
(as of November 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.9
Financials	16.6
Information Technology	12.8
Industrials	9.2
Consumer Staples	7.9
Utilities	7.8
Energy	7.6
Health Care	7.4
Consumer Discretionary	6.5
Communication Services	3.9
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.8
Procter & Gamble Co/The	2.6
Coca-Cola Co/The	1.8
Equinix Inc	1.8
Eaton Corp PLC	1.6
Prologis Inc	1.5
Johnson & Johnson	1.5
Cisco Systems Inc	1.4
McDonald's Corp	1.4
JPMorgan Chase & Co	1.4
17.8
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914114.100    1329-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class I : FSIDX

This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.68%
What affected the Fund's performance this period?

•The 12-month period ending November 30 provided a favorable backdrop for risk assets, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the U.S. Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection among dividend-paying equities detracted most from the fund's result. Picks in the information technology sector particularly detracted.
•Investment among real estate investment trusts also hurt, especially a significant underweight in the regional malls category and a notable overweight in the lagging industrial segment.
•On the positive side, positioning in the convertible securities asset class added value. Security selection in the category notably contributed, especially a modest overweight in software company MicroStrategy, whose large bitcoin portfolio drove the security's gain this period. Well-timed shifts in the fund's convertibles allocation, which moved from an underweight at the start of the reporting period to an overweight as of November 30, also helped.
•Other notable relative contributors were an average underweight and favorable security selection in preferred stocks, as well as picks and out-of-benchmark exposure to strong-performing master limited partnerships and infrastructure equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	22.93%	9.44%	8.39%
Fidelity Strategic Dividend & Income Composite Index℠	23.14%	7.92%	8.37%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$5,550,094,343
Number of Holdings	596
Total Advisory Fee	$31,732,958
Portfolio Turnover	36%
What did the Fund invest in?
(as of November 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.9
Financials	16.6
Information Technology	12.8
Industrials	9.2
Consumer Staples	7.9
Utilities	7.8
Energy	7.6
Health Care	7.4
Consumer Discretionary	6.5
Communication Services	3.9
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.8
Procter & Gamble Co/The	2.6
Coca-Cola Co/The	1.8
Equinix Inc	1.8
Eaton Corp PLC	1.6
Prologis Inc	1.5
Johnson & Johnson	1.5
Cisco Systems Inc	1.4
McDonald's Corp	1.4
JPMorgan Chase & Co	1.4
17.8
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914113.100    1325-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class C : FCSDX

This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 185	1.67%
What affected the Fund's performance this period?

•The 12-month period ending November 30 provided a favorable backdrop for risk assets, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the U.S. Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection among dividend-paying equities detracted most from the fund's result. Picks in the information technology sector particularly detracted.
•Investment among real estate investment trusts also hurt, especially a significant underweight in the regional malls category and a notable overweight in the lagging industrial segment.
•On the positive side, positioning in the convertible securities asset class added value. Security selection in the category notably contributed, especially a modest overweight in software company MicroStrategy, whose large bitcoin portfolio drove the security's gain this period. Well-timed shifts in the fund's convertibles allocation, which moved from an underweight at the start of the reporting period to an overweight as of November 30, also helped.
•Other notable relative contributors were an average underweight and favorable security selection in preferred stocks, as well as picks and out-of-benchmark exposure to strong-performing master limited partnerships and infrastructure equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	20.68%	8.36%	7.46%
Class C	21.68%	8.36%	7.46%
Fidelity Strategic Dividend & Income Composite Index℠	23.14%	7.92%	8.37%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$5,550,094,343
Number of Holdings	596
Total Advisory Fee	$31,732,958
Portfolio Turnover	36%
What did the Fund invest in?
(as of November 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.9
Financials	16.6
Information Technology	12.8
Industrials	9.2
Consumer Staples	7.9
Utilities	7.8
Energy	7.6
Health Care	7.4
Consumer Discretionary	6.5
Communication Services	3.9
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.8
Procter & Gamble Co/The	2.6
Coca-Cola Co/The	1.8
Equinix Inc	1.8
Eaton Corp PLC	1.6
Prologis Inc	1.5
Johnson & Johnson	1.5
Cisco Systems Inc	1.4
McDonald's Corp	1.4
JPMorgan Chase & Co	1.4
17.8
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914111.100    1323-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class Z : FIQWX

This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.56%
What affected the Fund's performance this period?

•The 12-month period ending November 30 provided a favorable backdrop for risk assets, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the U.S. Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection among dividend-paying equities detracted most from the fund's result. Picks in the information technology sector particularly detracted.
•Investment among real estate investment trusts also hurt, especially a significant underweight in the regional malls category and a notable overweight in the lagging industrial segment.
•On the positive side, positioning in the convertible securities asset class added value. Security selection in the category notably contributed, especially a modest overweight in software company MicroStrategy, whose large bitcoin portfolio drove the security's gain this period. Well-timed shifts in the fund's convertibles allocation, which moved from an underweight at the start of the reporting period to an overweight as of November 30, also helped.
•Other notable relative contributors were an average underweight and favorable security selection in preferred stocks, as well as picks and out-of-benchmark exposure to strong-performing master limited partnerships and infrastructure equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	23.08%	9.58%	9.40%
Fidelity Strategic Dividend & Income Composite Index℠	23.14%	7.92%	8.22%
S&P 500® Index	33.89%	15.77%	14.36%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$5,550,094,343
Number of Holdings	596
Total Advisory Fee	$31,732,958
Portfolio Turnover	36%
What did the Fund invest in?
(as of November 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.9
Financials	16.6
Information Technology	12.8
Industrials	9.2
Consumer Staples	7.9
Utilities	7.8
Energy	7.6
Health Care	7.4
Consumer Discretionary	6.5
Communication Services	3.9
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.8
Procter & Gamble Co/The	2.6
Coca-Cola Co/The	1.8
Equinix Inc	1.8
Eaton Corp PLC	1.6
Prologis Inc	1.5
Johnson & Johnson	1.5
Cisco Systems Inc	1.4
McDonald's Corp	1.4
JPMorgan Chase & Co	1.4
17.8
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914115.100    3281-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class A : FASDX

This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.93%
What affected the Fund's performance this period?

•The 12-month period ending November 30 provided a favorable backdrop for risk assets, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the U.S. Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection among dividend-paying equities detracted most from the fund's result. Picks in the information technology sector particularly detracted.
•Investment among real estate investment trusts also hurt, especially a significant underweight in the regional malls category and a notable overweight in the lagging industrial segment.
•On the positive side, positioning in the convertible securities asset class added value. Security selection in the category notably contributed, especially a modest overweight in software company MicroStrategy, whose large bitcoin portfolio drove the security's gain this period. Well-timed shifts in the fund's convertibles allocation, which moved from an underweight at the start of the reporting period to an overweight as of November 30, also helped.
•Other notable relative contributors were an average underweight and favorable security selection in preferred stocks, as well as picks and out-of-benchmark exposure to strong-performing master limited partnerships and infrastructure equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	15.57%	7.89%	7.47%
Class A (without 5.75% sales charge)	22.63%	9.18%	8.11%
Fidelity Strategic Dividend & Income Composite Index℠	23.14%	7.92%	8.37%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$5,550,094,343
Number of Holdings	596
Total Advisory Fee	$31,732,958
Portfolio Turnover	36%
What did the Fund invest in?
(as of November 30, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.9
Financials	16.6
Information Technology	12.8
Industrials	9.2
Consumer Staples	7.9
Utilities	7.8
Energy	7.6
Health Care	7.4
Consumer Discretionary	6.5
Communication Services	3.9
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.8
Procter & Gamble Co/The	2.6
Coca-Cola Co/The	1.8
Equinix Inc	1.8
Eaton Corp PLC	1.6
Prologis Inc	1.5
Johnson & Johnson	1.5
Cisco Systems Inc	1.4
McDonald's Corp	1.4
JPMorgan Chase & Co	1.4
17.8
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914110.100    1321-TSRA-0125

Item 2.

Code of Ethics

As of the end of the period, November 30, 2024, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Strategic Dividend & Income Fund (the “Fund”):

Services Billed by PwC

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$53,600	$4,700	$16,900	$2,000

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$53,800	$5,100	$18,200	$2,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2024A	November 30, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2024A	November 30, 2023A
PwC	$15,314,700	$14,411,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Strategic Dividend & Income® Fund

Annual Report
November 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Strategic Dividend & Income® Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Corporate Bonds - 16.0%
	Principal Amount (a)	Value ($)
Convertible Bonds - 14.7%
COMMUNICATION SERVICES - 1.1%
Entertainment - 0.5%
Cinemark Holdings, Inc. 4.5% 8/15/25	1,037,000	2,509,295
Liberty Media Corp. 2.375% 9/30/53 (b)	5,637,000	7,981,992
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27	3,992,000	4,686,362
Live Nation Entertainment, Inc. 3.125% 1/15/29	5,335,000	7,609,844
Sphere Entertainment Co. 3.5% 12/1/28 (b)	536,000	734,727
Zynga, Inc. 0% 12/15/26	1,969,000	1,802,498
		25,324,718
Interactive Media & Services - 0.2%
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	1,399,000	1,327,091
Snap, Inc.:
0% 5/1/27	2,631,000	2,263,976
0.125% 3/1/28	4,225,000	3,432,813
0.5% 5/1/30(b)	4,957,000	4,373,247
0.75% 8/1/26	746,000	732,647
		12,129,774
Media - 0.4%
Cardlytics, Inc. 4.25% 4/1/29 (b)	542,000	332,449
EchoStar Corp. 3.875% 11/30/30 pay-in-kind	10,688,935	11,878,079
Liberty Broadband Corp.:
3.125% 3/31/53(b)	4,585,000	4,660,633
3.125% 6/30/54(b)	2,584,000	3,110,516
Magnite, Inc. 0.25% 3/15/26	565,000	522,693
		20,504,370
TOTAL COMMUNICATION SERVICES		57,958,862

CONSUMER DISCRETIONARY - 1.7%
Automobile Components - 0.0%
Patrick Industries, Inc. 1.75% 12/1/28	1,470,000	2,132,970
Automobiles - 0.5%
Ford Motor Co. 0% 3/15/26	7,654,000	7,584,861
Lucid Group, Inc. 1.25% 12/15/26 (b)	9,157,000	6,770,457
Rivian Automotive, Inc.:
3.625% 10/15/30	9,672,000	8,421,169
4.625% 3/15/29	5,425,000	5,340,234
Winnebago Industries, Inc. 3.25% 1/15/30 (b)	2,002,000	1,959,888
		30,076,609
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 0.5% 6/1/31 (Reg. S) (b)	2,328,000	2,520,800
Etsy, Inc.:
0.125% 10/1/26	2,370,000	2,294,739
0.25% 6/15/28	2,250,000	1,845,462
JD.com, Inc. 0.25% 6/1/29 (b)	1,149,000	1,259,711
		7,920,712
Diversified Consumer Services - 0.1%
Stride, Inc. 1.125% 9/1/27	1,797,000	3,679,126
Hotels, Restaurants & Leisure - 0.7%
Booking Holdings, Inc. 0.75% 5/1/25	3,016,000	8,329,960
Carnival Corp. 5.75% 12/1/27	4,181,000	8,566,949
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	1,606,000	1,477,520
NCL Corp. Ltd.:
1.125% 2/15/27	3,910,000	4,128,178
5.375% 8/1/25	1,625,000	2,431,000
Penn Entertainment, Inc. 2.75% 5/15/26	4,130,000	4,696,471
Royal Caribbean Cruises Ltd. 6% 8/15/25	1,259,000	6,171,254
		35,801,332
Household Durables - 0.1%
Meritage Homes Corp. 1.75% 5/15/28 (b)	3,582,000	3,859,605
Leisure Products - 0.1%
Peloton Interactive, Inc.:
0% 2/15/26	1,696,000	1,543,360
5.5% 12/1/29(b)	1,103,000	2,757,500
Topgolf Callaway Brands Corp. 2.75% 5/1/26	2,268,000	2,203,362
		6,504,222
Specialty Retail - 0.1%
The RealReal, Inc. 1% 3/1/28	2,163,000	1,384,320
Wayfair LLC:
0.625% 10/1/25	2,300,000	2,185,000
3.25% 9/15/27	358,000	392,106
3.5% 11/15/28	177,000	226,885
		4,188,311
TOTAL CONSUMER DISCRETIONARY		94,162,887

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Freshpet, Inc. 3% 4/1/28	1,220,000	2,785,933
Post Holdings, Inc. 2.5% 8/15/27	2,020,000	2,458,219
		5,244,152
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Transocean, Inc.:
4% 12/15/25	1,093,000	1,227,507
4.625% 9/30/29	705,000	1,056,541
		2,284,048
Oil, Gas & Consumable Fuels - 0.3%
Centrus Energy Corp. 2.25% 11/1/30 (b)	4,507,000	5,286,260
CNX Resources Corp. 2.25% 5/1/26	1,483,000	4,682,041
Northern Oil & Gas, Inc. 3.625% 4/15/29	1,744,000	2,253,965
Peabody Energy Corp. 3.25% 3/1/28	1,404,000	1,948,035
Permian Resources Operating LLC 3.25% 4/1/28	935,000	2,558,534
World Kinect Corp. 3.25% 7/1/28	1,795,000	2,080,234
		18,809,069
TOTAL ENERGY		21,093,117

FINANCIALS - 0.6%
Capital Markets - 0.2%
Coinbase Global, Inc.:
0.25% 4/1/30(b)	4,345,000	5,285,956
0.5% 6/1/26	4,525,000	5,074,788
		10,360,744
Consumer Finance - 0.2%
LendingTree, Inc. 0.5% 7/15/25	1,424,000	1,367,041
SoFi Technologies, Inc. 1.25% 3/15/29 (b)	2,684,000	5,019,885
Upstart Holdings, Inc. 2% 10/1/29 (b)	2,521,000	4,770,633
		11,157,559
Financial Services - 0.2%
Affirm Holdings, Inc. 0% 11/15/26	4,881,000	4,368,495
Global Payments, Inc. 1.5% 3/1/31 (b)	3,772,000	3,807,991
Repay Holdings Corp. 2.875% 7/15/29 (b)	1,079,000	1,028,171
Shift4 Payments, Inc.:
0% 12/15/25	1,802,000	2,615,747
0.5% 8/1/27	1,204,000	1,368,898
		13,189,302
TOTAL FINANCIALS		34,707,605

HEALTH CARE - 1.8%
Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27	4,229,000	4,675,479
BridgeBio Pharma, Inc. 2.25% 2/1/29	6,795,000	5,847,098
Cytokinetics, Inc. 3.5% 7/1/27	3,472,000	4,369,980
Dynavax Technologies Corp. 2.5% 5/15/26	125,000	164,153
Exact Sciences Corp.:
0.375% 3/15/27	713,000	669,210
0.375% 3/1/28	796,000	710,331
1% 1/15/25	584,000	580,379
1.75% 4/15/31(b)	6,903,000	6,561,905
Halozyme Therapeutics, Inc.:
0.25% 3/1/27	1,034,000	981,576
1% 8/15/28	2,645,000	2,865,339
Immunocore Holdings PLC 2.5% 2/1/30 (b)	1,289,000	1,109,442
Insmed, Inc. 0.75% 6/1/28	1,940,000	4,552,825
Ionis Pharmaceuticals, Inc.:
0% 4/1/26	2,262,000	2,188,259
1.75% 6/15/28	2,107,000	2,081,979
Mirum Pharmaceuticals, Inc. 4% 5/1/29	1,093,000	1,799,078
Novavax, Inc. 5% 12/15/27	437,000	453,547
Sarepta Therapeutics, Inc. 1.25% 9/15/27	3,872,000	4,471,999
		44,082,579
Health Care Equipment & Supplies - 0.6%
CONMED Corp. 2.25% 6/15/27	1,755,000	1,630,825
Enovis Corp. 3.875% 10/15/28	1,685,000	1,873,647
Envista Holdings Corp. 2.375% 6/1/25	1,858,000	2,129,888
Haemonetics Corp. 2.5% 6/1/29 (b)	1,445,000	1,488,305
Insulet Corp. 0.375% 9/1/26	4,926,000	6,281,474
Integer Holdings Corp. 2.125% 2/15/28	1,785,000	2,999,826
iRhythm Technologies, Inc. 1.5% 9/1/29 (b)	2,780,000	2,641,404
Lantheus Holdings, Inc. 2.625% 12/15/27	1,940,000	2,583,773
LivaNova U.S.A., Inc. 2.5% 3/15/29 (b)	1,269,000	1,324,836
Merit Medical Systems, Inc. 3% 2/1/29 (b)	2,834,000	3,782,268
NuVasive, Inc. 0.375% 3/15/25	1,004,000	987,836
Omnicell, Inc. 1% 12/1/29 (b)	685,000	733,955
TransMedics Group, Inc. 1.5% 6/1/28	2,840,000	3,457,984
		31,916,021
Health Care Providers & Services - 0.1%
Alignment Healthcare, Inc. 4.25% 11/15/29 (b)	1,700,000	1,925,424
Guardant Health, Inc. 0% 11/15/27	4,418,000	3,690,797
Opko Health, Inc. 3.75% 1/15/29 (b)	312,000	436,097
		6,052,318
Health Care Technology - 0.1%
Evolent Health, Inc. 3.5% 12/1/29 (b)	2,132,000	1,874,668
Health Catalyst, Inc. 2.5% 4/15/25	1,099,000	1,079,768
Teladoc Health, Inc. 1.25% 6/1/27	3,579,000	3,119,099
Veradigm, Inc. 0.875% 1/1/27	69,000	76,806
		6,150,341
Life Sciences Tools & Services - 0.0%
Repligen Corp. 1% 12/15/28 (b)	2,497,000	2,607,118
Pharmaceuticals - 0.2%
Amphastar Pharmaceuticals, Inc. 2% 3/15/29	1,340,000	1,363,182
Jazz Investments I Ltd.:
2% 6/15/26	2,836,000	2,862,801
3.125% 9/15/30(b)	3,666,000	3,942,873
Pacira Biosciences, Inc. 2.125% 5/15/29 (b)	899,000	728,460
		8,897,316
TOTAL HEALTH CARE		99,705,693

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. 0.5% 12/15/27	2,828,000	8,005,512
Rocket Lab U.S.A., Inc. 4.25% 2/1/29 (b)	1,795,000	9,694,122
Spirit Aerosystems, Inc. 3.25% 11/1/28	779,000	1,017,498
		18,717,132
Commercial Services & Supplies - 0.1%
Tetra Tech, Inc. 2.25% 8/15/28	2,575,000	3,122,278
Construction & Engineering - 0.2%
Fluor Corp. 1.125% 8/15/29	4,364,000	5,994,725
Granite Construction, Inc.:
3.25% 6/15/30(b)	1,960,000	2,808,843
3.75% 5/15/28	1,363,000	2,992,642
		11,796,210
Electrical Equipment - 0.2%
Array Technologies, Inc. 1% 12/1/28	1,606,000	1,184,746
Bloom Energy Corp.:
3% 6/1/28	1,277,000	2,076,019
3% 6/1/29(b)	4,139,000	6,321,081
Stem, Inc. 4.25% 4/1/30 (b)	1,120,000	291,569
Sunrun, Inc. 4% 3/1/30 (b)	1,795,000	1,776,288
		11,649,703
Ground Transportation - 0.4%
Hertz Corp. 8% 7/15/29 pay-in-kind (b)	661,000	722,242
Lyft, Inc.:
0.625% 3/1/29(b)	4,997,000	5,537,173
1.5% 5/15/25	1,334,000	1,313,990
Uber Technologies, Inc.:
0% 12/15/25	3,959,000	4,229,152
0.875% 12/1/28(b)	7,786,000	9,313,219
		21,115,776
Machinery - 0.1%
Middleby Corp. 1% 9/1/25	2,260,000	2,643,522
Passenger Airlines - 0.2%
American Airlines Group, Inc. 6.5% 7/1/25	2,445,000	2,638,742
JetBlue Airways Corp. 2.5% 9/1/29 (b)	2,440,000	2,865,261
Southwest Airlines Co. 1.25% 5/1/25	3,331,000	3,384,296
Spirit Airlines, Inc. 1% 5/15/26	295,000	101,123
		8,989,422
Professional Services - 0.1%
CSG Systems International, Inc. 3.875% 9/15/28	1,365,000	1,407,167
Parsons Corp. 2.625% 3/1/29 (b)	5,365,000	6,396,197
		7,803,364
TOTAL INDUSTRIALS		85,837,407

INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 0.3%
Infinera Corp. 3.75% 8/1/28	1,464,000	1,721,225
Lumentum Holdings, Inc.:
0.5% 12/15/26	3,823,000	4,276,026
0.5% 6/15/28	5,778,000	5,645,106
1.5% 12/15/29	2,557,000	3,660,346
		15,302,703
Electronic Equipment, Instruments & Components - 0.2%
Advanced Energy Industries, Inc. 2.5% 9/15/28	1,095,000	1,189,328
Insight Enterprises, Inc. 0.75% 2/15/25	1,344,000	3,077,760
Itron, Inc. 1.375% 7/15/30 (b)	1,321,000	1,471,252
OSI Systems, Inc. 2.25% 8/1/29 (b)	2,253,000	2,509,842
Par Technology Corp. 1.5% 10/15/27	98,000	119,653
Vishay Intertechnology, Inc. 2.25% 9/15/30	2,080,000	1,948,095
		10,315,930
IT Services - 0.9%
Akamai Technologies, Inc.:
0.125% 5/1/25	4,166,000	4,390,583
0.375% 9/1/27	4,406,000	4,376,010
1.125% 2/15/29	4,545,000	4,420,856
Applied Digital Corp. 2.75% 6/1/30 (b)	1,690,000	2,148,711
BigCommerce Holdings, Inc. 0.25% 10/1/26	2,305,000	2,044,996
Cloudflare, Inc. 0% 8/15/26	4,537,000	4,293,764
Core Scientific, Inc. 3% 9/1/29 (b)	3,615,000	6,671,338
Digitalocean Holdings, Inc. 0% 12/1/26	1,171,000	1,035,398
MongoDB, Inc. 0.25% 1/15/26	4,902,000	7,765,907
Snowflake, Inc.:
0% 10/1/27(b)	4,234,000	5,415,050
0% 10/1/29(b)	4,234,000	5,517,031
Wix.com Ltd. 0% 8/15/25	1,923,000	1,850,888
		49,930,532
Semiconductors & Semiconductor Equipment - 0.8%
Impinj, Inc. 1.125% 5/15/27	907,000	1,630,752
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26	2,020,000	3,313,140
Microchip Technology, Inc. 0.75% 6/1/30 (b)	4,787,000	4,533,451
MKS Instruments, Inc. 1.25% 6/1/30 (b)	8,530,000	8,690,954
ON Semiconductor Corp.:
0% 5/1/27(c)	2,317,000	3,317,198
0.5% 3/1/29	6,701,000	6,615,042
Penguin Solutions, Inc. 2% 8/15/30 (b)	605,000	575,486
Semtech Corp. 1.625% 11/1/27	2,364,000	4,292,073
Synaptics, Inc. 0.75% 12/1/31 (b)	2,648,000	2,769,331
Veeco Instruments, Inc. 2.875% 6/1/29	2,001,000	2,461,830
Wolfspeed, Inc.:
1.75% 5/1/26	879,000	775,718
1.875% 12/1/29	16,216,000	7,005,312
		45,980,287
Software - 2.7%
Altair Engineering, Inc. 1.75% 6/15/27	2,260,000	3,420,284
Bentley Systems, Inc.:
0.125% 1/15/26	2,467,000	2,427,409
0.375% 7/1/27	2,260,000	2,064,456
BlackLine, Inc. 1% 6/1/29 (b)	4,014,000	4,432,869
Box, Inc.:
0% 1/15/26	1,467,000	2,030,524
1.5% 9/15/29(b)	1,678,000	1,718,272
Confluent, Inc. 0% 1/15/27	3,183,000	2,855,980
Datadog, Inc. 0.125% 6/15/25	3,432,000	5,690,320
Dropbox, Inc.:
0% 3/1/26	1,297,000	1,264,147
0% 3/1/28	1,316,000	1,300,373
Five9, Inc. 1% 3/15/29 (b)	2,896,000	2,632,767
Guidewire Software, Inc.:
1.25% 3/15/25	888,000	1,576,852
1.25% 11/1/29(b)	4,494,000	4,738,157
HubSpot, Inc. 0.375% 6/1/25	1,793,000	4,558,651
InterDigital, Inc. 3.5% 6/1/27	1,636,000	4,149,589
LivePerson, Inc. 0% 12/15/26	1,421,000	625,240
Mara Holdings, Inc.:
0% 3/1/30(b)	5,440,000	6,947,994
1% 12/1/26	1,295,000	1,206,422
2.125% 9/1/31(b)	900,000	1,492,875
MicroStrategy, Inc.:
0% 2/15/27	3,665,000	10,112,694
0% 12/1/29(b)	12,418,000	11,742,593
0.625% 9/15/28(b)	3,540,000	8,208,946
0.625% 3/15/30(b)	2,716,000	7,369,607
0.875% 3/15/31(b)	2,078,000	3,920,505
2.25% 6/15/32(b)	125,000	266,542
Nutanix, Inc. 0.25% 10/1/27	2,001,000	2,534,860
Pagaya Technologies Ltd. 6.125% 10/1/29 (b)	491,000	554,185
Pagerduty, Inc. 1.5% 10/15/28	2,005,000	2,081,062
Palo Alto Networks, Inc. 0.375% 6/1/25	2,193,000	8,550,247
Pegasystems, Inc. 0.75% 3/1/25	3,374,000	3,332,732
Progress Software Corp.:
1% 4/15/26	1,916,000	2,380,976
3.5% 3/1/30(b)	2,004,000	2,447,103
Q2 Holdings, Inc. 0.75% 6/1/26	1,625,000	2,061,150
Rapid7, Inc.:
0.25% 3/15/27	130,000	121,225
1.25% 3/15/29	2,640,000	2,552,550
TeraWulf, Inc. 2.75% 2/1/30 (b)	3,808,000	4,756,352
Tyler Technologies, Inc. 0.25% 3/15/26	4,330,000	5,654,044
Varonis Systems, Inc.:
1% 9/15/29(b)	2,959,000	2,961,637
1.25% 8/15/25	878,000	1,430,718
Vertex, Inc. 0.75% 5/1/29 (b)	1,755,000	2,815,567
Workiva, Inc. 1.25% 8/15/28	2,732,000	2,735,100
Zscaler, Inc. 0.125% 7/1/25	6,295,000	8,818,082
		152,541,658
Technology Hardware, Storage & Peripherals - 0.3%
Seagate HDD Cayman 3.5% 6/1/28	5,490,000	7,341,224
Western Digital Corp. 3% 11/15/28	6,125,000	9,436,823
		16,778,047
TOTAL INFORMATION TECHNOLOGY		290,849,157

MATERIALS - 0.2%
Chemicals - 0.0%
Livent Corp. 4.125% 7/15/25	597,000	888,038
PureCycle Technologies, Inc. 7.25% 8/15/30	451,000	490,150
		1,378,188
Metals & Mining - 0.2%
Equinox Gold Corp. 4.75% 10/15/28	985,000	1,160,456
MP Materials Corp. 3% 3/1/30 (b)	4,792,000	5,875,471
United States Steel Corp. 5% 11/1/26	798,000	2,446,091
		9,482,018
TOTAL MATERIALS		10,860,206

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Digital Realty Trust LP 1.875% 11/15/29 (b)	4,740,000	5,077,150
Federal Realty OP LP 3.25% 1/15/29 (b)	950,000	985,926
Rexford Industrial Realty LP:
4.125% 3/15/29(b)	2,472,000	2,439,864
4.375% 3/15/27(b)	2,459,000	2,424,770
Ventas Realty LP 3.75% 6/1/26	4,094,000	4,977,597
Welltower OP LLC 2.75% 5/15/28 (b)	6,450,000	9,480,622
		25,385,929
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	3,472,000	3,016,193
Redfin Corp. 0.5% 4/1/27	8,201,000	6,116,306
Zillow Group, Inc. 1.375% 9/1/26	3,130,000	5,536,551
		14,669,050
TOTAL REAL ESTATE		40,054,979

UTILITIES - 1.3%
Electric Utilities - 0.9%
Alliant Energy Corp. 3.875% 3/15/26	1,880,000	1,986,705
Duke Energy Corp. 4.125% 4/15/26	5,090,000	5,406,016
Evergy, Inc. 4.5% 12/15/27 (b)	5,190,000	5,800,959
FirstEnergy Corp. 4% 5/1/26	5,090,000	5,222,376
NextEra Energy Capital Holdings, Inc. 3% 3/1/27 (b)	2,866,000	3,542,237
NRG Energy, Inc. 2.75% 6/1/48	1,240,000	3,070,098
PG&E Corp. 4.25% 12/1/27 (b)	7,816,000	8,787,440
PPL Capital Funding, Inc. 2.875% 3/15/28	3,820,000	4,152,585
Southern Co.:
3.875% 12/15/25	6,219,000	6,853,195
4.5% 6/15/27(b)	5,386,000	5,815,418
		50,637,029
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP 0% 11/15/25 (b)	5,344,000	5,001,977
Ormat Technologies, Inc. 2.5% 7/15/27	1,115,000	1,184,832
Sunnova Energy International, Inc. 2.625% 2/15/28	4,855,000	2,095,604
		8,282,413
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. 4.25% 8/15/26	3,315,000	3,425,148
CMS Energy Corp. 3.375% 5/1/28	1,326,000	1,410,587
WEC Energy Group, Inc.:
4.375% 6/1/27(b)	2,259,000	2,496,571
4.375% 6/1/29(b)	2,259,000	2,540,764
		9,873,070
Water Utilities - 0.1%
American Water Capital Corp. 3.625% 6/15/26	4,269,000	4,278,374
TOTAL UTILITIES		73,070,886

TOTAL CONVERTIBLE BONDS		813,544,951
Nonconvertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.1%
Broadline Retail - 0.1%
Match Group Holdings II LLC 3.625% 10/1/31 (b)	4,235,000	3,673,832
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 7.2% 6/27/54 (d)	7,695,000	7,989,764
Energy Transfer LP 8% 5/15/54 (d)	1,045,000	1,111,543
		9,101,307
FINANCIALS - 0.4%
Banks - 0.0%
Royal Bank of Canada 6.35% 11/24/84 (d)	906,000	880,333
Consumer Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 6.95% 3/10/55 (d)	2,700,000	2,799,705
Financial Services - 0.2%
ILFC E-Capital Trust I CME Term SOFR 3 Month Index + 1.810% 6.5649% 12/21/65 (b)(d)(e)	14,050,000	11,530,964
Insurance - 0.1%
MetLife, Inc. 6.4% 12/15/66 (d)	8,000,000	8,322,048
TOTAL FINANCIALS		23,533,050

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed, Inc. 7.9583% 6/23/30 pay-in-kind (b)(d)(f)(g)	1,440,000	1,386,000
UTILITIES - 0.6%
Electric Utilities - 0.5%
PG&E Corp. 7.375% 3/15/55 (d)	23,535,000	24,322,286
Southern Co. 4% 1/15/51 (d)	5,900,000	5,786,463
		30,108,749
Multi-Utilities - 0.1%
CMS Energy Corp. 3.75% 12/1/50 (d)	450,000	393,046
Dominion Energy, Inc. 6.625% 5/15/55 (d)	4,000,000	4,098,400
		4,491,446
TOTAL UTILITIES		34,600,195

TOTAL NONCONVERTIBLE BONDS		72,294,384
TOTAL CORPORATE BONDS (Cost $762,425,336)		885,839,335

U.S. Treasury Obligations - 0.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.875% 2/15/43	17,500,000	16,226,465
4.25% 2/15/54	7,645,000	7,467,015
4.5% 2/15/44	2,350,000	2,356,242
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,521,173)		26,049,722

Common Stocks - 54.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	166,600	3,858,456
Cellnex Telecom SA (b)	73,281	2,631,401
Helios Towers PLC (h)	503,297	630,174
Quebecor, Inc. Class B (sub. vtg.)	238,000	5,604,700
Verizon Communications, Inc.	1,111,219	49,271,450
		61,996,181
Entertainment - 0.1%
The Walt Disney Co.	64,600	7,588,562
Interactive Media & Services - 0.1%
Alphabet, Inc. Class A	8,500	1,436,075
Meta Platforms, Inc. Class A	3,900	2,239,848
		3,675,923
Media - 1.1%
Comcast Corp. Class A	1,141,147	49,286,139
Interpublic Group of Companies, Inc.	340,700	10,496,967
		59,783,106
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	91,892	22,691,810
TOTAL COMMUNICATION SERVICES		155,735,582
CONSUMER DISCRETIONARY - 4.5%
Broadline Retail - 0.0%
Amazon.com, Inc. (h)	9,500	1,974,955
Diversified Consumer Services - 0.3%
H&R Block, Inc.	246,800	14,630,304
Hotels, Restaurants & Leisure - 2.1%
Churchill Downs, Inc.	14,900	2,117,439
Genius Sports Ltd. (h)	101,000	1,014,040
McDonald's Corp.	250,478	74,143,993
Red Rock Resorts, Inc.	16,600	831,494
Restaurant Brands International, Inc.	132,141	9,204,708
Starbucks Corp.	268,100	27,469,526
Super Group SGHC Ltd.	234,490	1,559,359
		116,340,559
Specialty Retail - 1.9%
Burlington Stores, Inc. (h)	75,600	21,310,128
Dick's Sporting Goods, Inc.	28,500	5,906,340
Lowe's Companies, Inc.	175,554	47,826,176
TJX Companies, Inc.	233,035	29,290,169
		104,332,813
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co. (i)	50,300	4,388,172
Tapestry, Inc.	123,826	7,711,883
		12,100,055
TOTAL CONSUMER DISCRETIONARY		249,378,686
CONSUMER STAPLES - 7.6%
Beverages - 2.3%
Keurig Dr. Pepper, Inc.	889,681	29,048,085
The Coca-Cola Co.	1,512,872	96,944,838
		125,992,923
Consumer Staples Distribution & Retail - 1.9%
Albertsons Companies, Inc.	128,400	2,548,740
Alimentation Couche-Tard, Inc. (multi-vtg.)	343,657	20,159,672
BJ's Wholesale Club Holdings, Inc. (h)	194,822	18,761,359
Costco Wholesale Corp.	6,057	5,886,677
Metro, Inc.	151,500	9,890,432
Target Corp.	191,230	25,301,641
Walmart, Inc.	254,800	23,569,000
		106,117,521
Food Products - 0.1%
Danone SA	101,100	6,908,108
Household Products - 2.5%
Procter & Gamble Co.	786,020	140,901,945
Personal Care Products - 0.8%
Estee Lauder Companies, Inc. Class A	44,700	3,223,764
Kenvue, Inc.	1,030,817	24,822,073
L'Oreal SA	9,400	3,270,693
Unilever PLC	214,200	12,826,704
		44,143,234
TOTAL CONSUMER STAPLES		424,063,731
ENERGY - 6.3%
Energy Equipment & Services - 0.3%
Archrock, Inc.	38,750	992,775
Kodiak Gas Services, Inc.	133,089	5,382,119
Vallourec SA (h)	466,900	8,190,383
		14,565,277
Oil, Gas & Consumable Fuels - 6.0%
Canadian Natural Resources Ltd.	37,200	1,258,104
Canadian Natural Resources Ltd.	677,604	22,926,397
Cenovus Energy, Inc.	29,240	461,115
Cheniere Energy Partners LP	12,990	756,668
Cheniere Energy, Inc.	49,797	11,155,026
DHT Holdings, Inc.	899,746	8,475,607
Energy Transfer LP	488,360	9,698,830
EnLink Midstream LLC	79,190	1,267,832
Exxon Mobil Corp.	1,296,672	152,955,420
Frontline PLC (NY Shares)	142,000	2,297,560
Global Partners LP	12,450	702,803
Hess Corp.	46,800	6,888,024
Hess Midstream LP	36,240	1,373,496
Imperial Oil Ltd.	362,611	26,744,196
Keyera Corp.	23,050	765,891
Kinder Morgan, Inc.	145,135	4,102,966
Kinetik Holdings, Inc.	25,090	1,480,812
Mach Natural Resources LP	73,410	1,143,728
MEG Energy Corp.	12,870	231,928
MPLX LP	12,066	623,330
ONEOK, Inc.	13,177	1,496,907
Phillips 66 Co.	127,424	17,072,268
Plains All American Pipeline LP	217,478	4,060,314
Scorpio Tankers, Inc.	52,400	2,654,584
Shell PLC:
(London)	295,849	9,507,723
rights (h)(j)	295,849	101,772
South Bow Corp.	182,782	4,767,829
Sunoco Logistics Partners, LP	23,979	1,353,854
Targa Resources Corp.	48,071	9,820,905
The Williams Companies, Inc.	168,270	9,847,160
Valero Energy Corp.	98,838	13,746,389
Western Midstream Partners LP	81,489	3,317,417
		333,056,855
TOTAL ENERGY		347,622,132
FINANCIALS - 6.6%
Banks - 2.3%
Bank of America Corp.	242,679	11,529,679
JPMorgan Chase & Co.	45,774	11,430,683
M&T Bank Corp.	116,057	25,531,379
PNC Financial Services Group, Inc.	173,460	37,245,331
U.S. Bancorp	662,600	35,309,954
Wells Fargo & Co.	122,331	9,317,952
		130,364,978
Capital Markets - 0.9%
BlackRock, Inc.	46,000	47,048,800
Robinhood Markets, Inc. (h)	34,000	1,276,360
		48,325,160
Consumer Finance - 0.5%
Capital One Financial Corp.	149,490	28,703,575
Financial Services - 0.5%
Apollo Global Management, Inc.	79,400	13,897,382
Block, Inc. Class A (h)	17,800	1,576,190
Toast, Inc. (h)	34,600	1,506,484
Visa, Inc. Class A	29,800	9,389,384
		26,369,440
Insurance - 2.4%
American Financial Group, Inc.	91,700	13,467,062
Chubb Ltd.	172,336	49,758,573
Hartford Financial Services Group, Inc.	201,736	24,876,066
Marsh & McLennan Companies, Inc.	46,500	10,845,195
The Travelers Companies, Inc.	124,890	33,225,736
		132,172,632
TOTAL FINANCIALS		365,935,785
HEALTH CARE - 5.4%
Biotechnology - 0.9%
AbbVie, Inc.	173,100	31,665,183
Gilead Sciences, Inc.	224,100	20,747,178
		52,412,361
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	36,904	22,518,821
Life Sciences Tools & Services - 0.5%
Danaher Corp.	108,470	25,999,174
Pharmaceuticals - 3.6%
AstraZeneca PLC sponsored ADR	416,924	28,192,401
Eli Lilly & Co.	26,933	21,421,162
GSK PLC	689,300	11,710,040
Johnson & Johnson	523,898	81,209,429
Merck & Co., Inc.	266,781	27,115,621
Roche Holding AG (participation certificate)	40,013	11,625,811
Royalty Pharma PLC Class A	293,300	7,819,378
Sanofi SA sponsored ADR	256,655	12,445,201
		201,539,043
TOTAL HEALTH CARE		302,469,399
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.5%
Byrna Technologies, Inc. (h)	71,100	1,374,363
GE Aerospace	152,475	27,774,846
General Dynamics Corp.	80,400	22,834,404
Huntington Ingalls Industries, Inc.	59,575	11,791,084
Northrop Grumman Corp.	26,602	13,025,669
Rolls-Royce Holdings PLC (h)	898,000	6,387,880
		83,188,246
Building Products - 0.5%
Johnson Controls International PLC	320,890	26,909,835
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	229,900	10,826,261
GFL Environmental, Inc.	111,820	5,266,722
Republic Services, Inc.	18,276	3,989,651
The GEO Group, Inc. (h)	30,982	883,297
Veralto Corp.	38,190	4,131,776
Waste Connections, Inc. (United States)	21,684	4,173,519
Waste Management, Inc.	12,800	2,921,216
		32,192,442
Construction & Engineering - 0.1%
EMCOR Group, Inc.	2,900	1,479,348
Ferrovial SE	39,041	1,609,832
Ferrovial SE rights (h)	47,236	22,947
Quanta Services, Inc.	5,599	1,928,967
		5,041,094
Electrical Equipment - 2.0%
AMETEK, Inc.	39,900	7,755,762
Eaton Corp. PLC	232,085	87,129,351
GE Vernova LLC	38,118	12,735,986
Prysmian SpA	39,000	2,572,531
		110,193,630
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd.	16,842	1,289,929
CSX Corp.	33,697	1,231,625
Norfolk Southern Corp.	87,186	24,050,258
Union Pacific Corp.	12,928	3,162,964
		29,734,776
Industrial Conglomerates - 0.4%
Hitachi Ltd.	634,248	15,983,591
Siemens AG	34,402	6,682,860
		22,666,451
Machinery - 0.9%
Chart Industries, Inc. (h)	14,600	2,821,450
Dover Corp.	2,467	507,955
ITT, Inc.	281,600	43,963,392
Westinghouse Air Brake Tech Co.	4,267	856,046
		48,148,843
Professional Services - 0.2%
KBR, Inc.	187,900	11,429,957
Trading Companies & Distributors - 0.4%
Watsco, Inc.	45,080	24,866,128
Transportation Infrastructure - 0.3%
Aena SME SA (b)	46,100	9,977,073
Beijing Capital International Airport Co. Ltd. (H Shares) (h)	4,310,872	1,484,979
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	16,030	3,013,319
		14,475,371
TOTAL INDUSTRIALS		408,846,773
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,279,589	75,764,465
Lumentum Holdings, Inc. (h)	22,810	1,983,786
		77,748,251
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. (h)	11,496	1,151,439
TD SYNNEX Corp.	20,100	2,391,699
		3,543,138
IT Services - 1.2%
Accenture PLC Class A	80,102	29,026,562
Amdocs Ltd.	274,039	23,764,662
Capgemini SA	66,400	10,673,814
MongoDB, Inc. Class A (h)	1,518	489,540
Shopify, Inc. Class A (h)	12,000	1,387,836
		65,342,414
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (h)	8,948	1,227,442
Analog Devices, Inc.	188,556	41,114,636
Broadcom, Inc.	84,759	13,737,739
Marvell Technology, Inc.	34,063	3,157,299
Micron Technology, Inc.	11,000	1,077,450
NVIDIA Corp.	15,400	2,129,050
NXP Semiconductors NV	139,600	32,020,052
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	309,217	57,100,011
		151,563,679
Software - 1.0%
Gen Digital, Inc.	286,100	8,826,185
Microsoft Corp.	86,167	36,488,278
MicroStrategy, Inc. Class A (h)	22,810	8,838,191
Zoom Communications, Inc. Class A (h)	17,100	1,413,999
		55,566,653
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	120,445	28,585,212
Samsung Electronics Co. Ltd.	565,808	22,253,624
		50,838,836
TOTAL INFORMATION TECHNOLOGY		404,602,971
MATERIALS - 1.7%
Chemicals - 0.8%
Albemarle Corp. (i)	83,000	8,939,100
Linde PLC	74,318	34,259,855
		43,198,955
Containers & Packaging - 0.5%
Ball Corp.	203,800	12,668,208
Crown Holdings, Inc.	193,332	17,803,944
		30,472,152
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd. (United States)	20,800	1,755,936
ATI, Inc. (h)	33,798	2,033,626
Freeport-McMoRan, Inc.	384,858	17,010,724
		20,800,286
TOTAL MATERIALS		94,471,393
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	54,120	11,311,080
Equinix, Inc.	4,269	4,189,938
Lamar Advertising Co. Class A	131,468	17,619,341
Prologis, Inc.	10,325	1,205,754
Ventas, Inc.	61,011	3,908,975
Welltower, Inc.	33,801	4,670,622
		42,905,710
UTILITIES - 4.0%
Electric Utilities - 2.6%
Constellation Energy Corp.	144,380	37,042,133
Entergy Corp.	12,482	1,949,314
Exelon Corp.	153,900	6,088,284
NextEra Energy, Inc.	496,700	39,075,389
PG&E Corp.	594,498	12,858,992
Southern Co.	279,476	24,909,696
Xcel Energy, Inc.	278,726	20,224,359
		142,148,167
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	83,900	6,557,624
Suburban Propane Partners LP	30,130	598,081
		7,155,705
Independent Power and Renewable Electricity Producers - 0.5%
TransAlta Corp.	242,000	2,723,267
Vistra Corp.	171,872	27,472,020
		30,195,287
Multi-Utilities - 0.8%
Ameren Corp.	143,305	13,526,559
National Grid PLC	466,932	5,893,920
Public Service Enterprise Group, Inc.	16,625	1,567,738
Sempra	89,358	8,370,164
WEC Energy Group, Inc.	152,667	15,427,000
		44,785,381
TOTAL UTILITIES		224,284,540
TOTAL COMMON STOCKS (Cost $1,997,268,332)		3,020,316,702

Preferred Stocks - 8.1%
	Shares	Value ($)
Convertible Preferred Stocks - 1.9%
FINANCIALS - 1.2%
Banks - 0.8%
Bank of America Corp. 7.25%	11,662	14,513,359
Wells Fargo & Co. 7.50%	22,885	27,933,051
		42,446,410
Capital Markets - 0.2%
Ares Management Corp. Series B, 6.75%	159,570	8,835,391
Financial Services - 0.2%
Apollo Global Management, Inc. Series A, 6.75%	153,300	14,079,815
TOTAL FINANCIALS		65,361,616

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
BrightSpring Health Services, Inc. 6.75%	32,200	2,255,288
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
The Boeing Co. Series A, 6.00%	349,000	18,915,800
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co.	90,800	5,544,898
UTILITIES - 0.3%
Electric Utilities - 0.3%
NextEra Energy, Inc.:
6.296%	144,424	6,338,769
7.234%	57,500	2,812,325
7.299%	146,200	7,617,020
		16,768,114
TOTAL CONVERTIBLE PREFERRED STOCKS		108,845,716
Nonconvertible Preferred Stocks - 6.2%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
4.75%	228,800	4,612,608
5.125%	77,800	1,667,254
5.35%	274,600	6,483,306
		12,763,168
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
Brunswick Corp. 6.375%	7,300	179,799
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge, Inc. Series L, U.S. TREASURY 5 YEAR INDEX + 3.150% 4.959% (d)(e)	57,500	1,280,525
FINANCIALS - 4.4%
Banks - 2.6%
Bank of America Corp.:
4.25%	628,963	11,805,636
4.375%	623,500	12,133,310
4.75%	114,400	2,445,872
5.00%	456,824	9,999,877
Series KK, 5.375%	17,367	406,214
Series PP, 4.125%	636,541	11,744,181
JPMorgan Chase & Co.:
4.55%	534,000	11,123,220
4.625%	594,900	12,701,115
4.75%	203,200	4,490,720
Series DD, 5.75%	142,561	3,572,579
Series MM, 4.20%	662,100	12,917,571
Truist Financial Corp. 4.75%	227,288	4,782,140
U.S. Bancorp:
4.50%	137,300	2,956,069
Series K, 5.50%	91,500	2,297,565
Series L, 3.75%	137,300	2,398,631
Series M, 4.00%	219,167	4,085,273
Wells Fargo & Co.:
4.25%	471,400	8,937,744
4.70%	366,100	7,406,203
Series CC, 4.375%	320,300	6,156,166
Series Y, 5.625%	28,590	705,315
Series Z, 4.75%	583,424	11,896,015
		144,961,416
Capital Markets - 0.7%
Brookfield Oaktree Holdings Ll:
6.55%	129,486	2,906,961
Series A, 6.625%	96,640	2,188,896
Charles Schwab Corp. 4.45%	183,100	3,894,537
Morgan Stanley:
6.625%	195,500	5,178,795
Series E, 7.125%(d)	22,900	580,515
Series I, 3 month U.S. LIBOR + 3.700% 6.375%(d)(e)	26,944	683,569
Series K, 5.85%(d)	392,700	9,797,865
Series O, 4.50%	442,100	8,510,425
Northern Trust Corp. Series E, 4.70%	82,400	1,802,912
State Street Corp. Series G, 5.35% (d)	17,700	443,916
Stifel Financial Corp. Series D, 4.50%	105,200	2,133,456
		38,121,847
Financial Services - 0.2%
Apollo Global Management, Inc. (d)	27,000	733,320
Carlyle Finance LLC 4.625%	276,300	5,398,902
Equitable Holdings, Inc.:
4.30%	71,699	1,394,546
Series A 5.25%	77,300	1,772,489
		9,299,257
Insurance - 0.9%
Allstate Corp.:
5.10%	449,400	10,232,838
Series I, 4.75%	114,400	2,424,136
Series J, 7.375%	31,100	848,097
American Financial Group, Inc. 4.50%	49,200	962,042
Athene Holding Ltd.:
7.25%(d)	130,100	3,350,075
Series A, 6.35%(d)	169,300	4,352,703
Series C, 6.375%(d)	182,600	4,619,780
Series D, 4.875%	311,200	6,027,944
Series E, 7.75%(d)	124,500	3,403,830
Enstar Group Ltd. 7.00% (d)	78,200	1,603,100
MetLife, Inc. Series F 4.75%	137,300	2,882,874
Prudential Financial, Inc. 4.125%	91,500	1,786,080
RenaissanceRe Holdings Ltd. Series G, 4.20%	36,300	668,283
W.R. Berkley Corp.:
4.125%	193,556	3,735,631
4.25%	151,694	2,933,762
5.10%	91,500	2,087,115
		51,918,290
TOTAL FINANCIALS		244,300,810

INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Brookfield BRP Holdings Canada, Inc. 7.25%	81,000	2,132,730
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Pebblebrook Hotel Trust 6.375%	40,902	917,432
Public Storage Operating Co.:
3.875%	91,695	1,588,157
3.95%	91,500	1,624,125
4.00%	205,000	3,665,400
4.00%	137,300	2,478,265
Series I, 4.875%	68,600	1,514,688
Series J, 4.70%	77,800	1,641,580
Series K, 4.75%	68,600	1,472,156
Series L, 4.625%	164,700	3,397,761
Series M, 4.125%	64,100	1,208,285
Series O, 3.90%	96,794	1,713,254
Series S, 4.10%	95,915	1,785,937
Summit Hotel Properties, Inc.:
Series E, 6.25%	19,300	401,151
Series F, 5.875%	63,698	1,325,555
Sunstone Hotel Investors, Inc. Series H, 6.125%	18,300	416,508
		25,150,254
UTILITIES - 1.0%
Electric Utilities - 0.7%
Brookfield Infrastructure Finance ULC:
5.00%	36,400	671,580
7.25%	81,600	2,144,448
Duke Energy Corp. 5.625%	45,400	1,121,834
Entergy Louisiana LLC 4.875%	27,000	594,270
Entergy New Orleans LLC 5.50%	21,717	505,355
Georgia Power Co. 5.00%	36,600	840,336
NextEra Energy Capital Holdings, Inc. 5.65%	105,300	2,568,267
SCE Trust VII:
6.95%	549,200	14,449,452
7.75%	137,300	3,693,370
Southern Co.:
4.20%	202,300	4,019,701
5.25%	37,887	877,842
Series A, 4.95%	291,567	6,379,224
		37,865,679
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%	121,600	2,339,584
Multi-Utilities - 0.3%
Brookfield Infrastructure Partners LP:
5.125%	50,623	972,974
Class A 5.00%	58,810	1,128,558
CMS Energy Corp.:
5.625%	39,631	981,264
5.875%	57,830	1,419,148
5.875%	144,543	3,526,849
DTE Energy Co.:
4.375%	77,800	1,514,766
4.375%	99,586	1,951,139
Series E, 5.25%	68,600	1,576,428
SCE Trust VI 5.00%	202,000	4,136,960
		17,208,086
TOTAL UTILITIES		57,413,349

TOTAL NONCONVERTIBLE PREFERRED STOCKS		343,220,635
TOTAL PREFERRED STOCKS (Cost $464,815,388)		452,066,351

Bank Loan Obligations - 0.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
Crown Finance U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10/31/31 (d)(e)(k)(l)	3,725,000	3,704,811
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.3226% 9/23/30 (d)(e)(l)	3,355,000	3,348,290
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.8226% 3/14/31 (d)(e)(l)	3,320,000	3,328,831
		6,677,121
FINANCIALS - 0.1%
Financial Services - 0.1%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.5726% 7/18/31 (d)(e)(l)	3,340,000	3,345,344
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Go Daddy Operating Co. LLC Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.3226% 6/2/31 (d)(e)(l)	3,325,000	3,328,192
Software - 0.2%
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.3226% 9/12/29 (d)(e)(l)	3,335,000	3,337,101
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 6/2/28 (d)(e)(l)	3,345,000	3,356,975
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 7.6172% 2/10/31 (d)(e)(l)	3,320,000	3,341,314
		10,035,390
TOTAL INFORMATION TECHNOLOGY		13,363,582
TOTAL BANK LOAN OBLIGATIONS (Cost $26,984,539)		27,090,858

Equity Funds - 15.0%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (m) (Cost $640,242,807)	5,624,217	832,159,104

Preferred Securities - 4.6%
	Principal Amount (a)	Value ($)
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
BP Capital Markets PLC 6.125% (d)(n)	2,000,000	1,998,790
Energy Transfer LP:
6.625% (d)(n)	18,255,000	18,353,215
6.75% (d)(n)	16,975,000	17,020,560
7.125% (d)(n)	6,625,000	6,782,829
Summit Midstream Corp. 3 month U.S. LIBOR + 7.430% 12.6383% (d)(e)(n)(o)	191,000	286,507
		44,441,901
FINANCIALS - 3.2%
Banks - 2.2%
Bank of America Corp. 4.375% (d)(n)	7,640,000	7,406,778
BNP Paribas SA 7.375% (b)(d)(n)	1,085,000	1,105,622
JPMorgan Chase & Co.:
3.65% (d)(n)	28,800,000	28,259,612
4.6% (d)(n)	35,390,000	35,746,071
6.875% (d)(n)	9,205,000	9,878,378
Truist Financial Corp.:
4.95% (d)(n)	6,250,000	6,357,106
5.1% (d)(n)	6,850,000	6,673,486
Wells Fargo & Co. 3.9% (d)(n)	26,900,000	26,390,368
		121,817,421
Capital Markets - 0.5%
Bank of New York Mellon Corp.:
3.75% (d)(n)	8,500,000	8,196,502
4.625% (d)(n)	8,100,000	8,017,244
Charles Schwab Corp. 5% (d)(n)	3,270,000	3,237,992
Morgan Stanley 5.875% (d)(n)	3,450,000	3,486,860
Northern Trust Corp. 4.6% (d)(n)	4,100,000	4,076,024
		27,014,622
Consumer Finance - 0.3%
Ally Financial, Inc.:
4.7% (d)(n)	7,885,000	7,447,297
4.7% (d)(n)	4,915,000	4,282,924
American Express Co. 3.55% (d)(n)	6,290,000	6,053,104
		17,783,325
Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (d)(n)	1,250,000	1,267,327
Insurance - 0.2%
Allianz SE 3.2% (b)(d)(n)	3,000,000	2,637,530
MetLife, Inc. 3.85% (d)(n)	4,400,000	4,357,670
		6,995,200
TOTAL FINANCIALS		174,877,895
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp. 6% (d)(n)	1,470,000	1,470,787
Aircastle Ltd. 5.25% (b)(d)(n)	5,870,000	5,824,777
		7,295,564
UTILITIES - 0.5%
Electric Utilities - 0.3%
Edison International:
5% (d)(n)	5,470,000	5,402,070
5.375% (d)(n)	9,460,000	9,482,261
		14,884,331
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.:
7% (b)(d)(n)	3,495,000	3,639,827
8% (b)(d)(n)	3,000,000	3,109,937
		6,749,764
Multi-Utilities - 0.1%
Dominion Energy, Inc. 4.35% (d)(n)	1,935,000	1,888,891
Sempra 4.875% (d)(n)	4,000,000	3,988,497
		5,877,388
TOTAL UTILITIES		27,511,483
TOTAL PREFERRED SECURITIES (Cost $248,199,209)		254,126,843

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (p)	56,954,746	56,966,137
Fidelity Securities Lending Cash Central Fund 4.64% (p)(q)	7,190,256	7,190,975
TOTAL MONEY MARKET FUNDS (Cost $64,156,529)		64,157,112

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $4,228,613,313)	5,561,806,027
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(11,711,684)
NET ASSETS - 100.0%	5,550,094,343

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $354,824,811 or 6.4% of net assets.

(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $960,000 and $924,000, respectively.

(g)	Level 3 security
(h)	Non-income producing
(i)	Security or a portion of the security is on loan at period end.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n)	Security is perpetual in nature with no stated maturity date.
(o)	Non-income producing - Security is in default.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	206,297,684	1,932,897,315	2,082,226,071	4,279,449	(2,792)	1	56,966,137	0.1%
Fidelity Real Estate Equity Central Fund	756,216,801	88,228,704	183,680,330	24,477,565	9,607,902	161,786,027	832,159,104	78.3%
Fidelity Securities Lending Cash Central Fund 4.64%	2,596,800	146,422,264	141,828,089	18,205	-	-	7,190,975	0.0%
Total	965,111,285	2,167,548,283	2,407,734,490	28,775,219	9,605,110	161,786,028	896,316,216

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	168,498,750	168,498,750	-	-
Consumer Discretionary	249,558,485	249,558,485	-	-
Consumer Staples	424,063,731	407,966,334	16,097,397	-
Energy	348,902,657	339,394,934	9,507,723	-
Financials	675,598,211	606,886,520	68,711,691	-
Health Care	304,724,687	279,133,548	25,591,139	-
Industrials	429,895,303	381,925,172	47,970,131	-
Information Technology	410,147,869	371,675,533	38,472,336	-
Materials	94,471,393	94,471,393	-	-
Real Estate	68,055,964	68,055,964	-	-
Utilities	298,466,003	275,803,969	22,662,034	-

Corporate Bonds	885,839,335	-	884,453,335	1,386,000

U.S. Government and Government Agency Obligations	26,049,722	-	26,049,722	-

Bank Loan Obligations	27,090,858	-	27,090,858	-

Equity Funds	832,159,104	832,159,104	-	-

Preferred Securities	254,126,843	-	254,126,843	-

Money Market Funds	64,157,112	64,157,112	-	-
Total Investments in Securities:	5,561,806,027	4,139,686,818	1,420,733,209	1,386,000
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024
Assets
Investment in securities, at value (including securities loaned of $7,039,638) - See accompanying schedule:
Unaffiliated issuers (cost $3,524,213,977)	$4,665,489,811
Fidelity Central Funds (cost $704,399,336)	896,316,216

Total Investment in Securities (cost $4,228,613,313)		$5,561,806,027
Foreign currency held at value (cost $6,134)		6,125
Receivable for investments sold		620,619
Receivable for fund shares sold		862,616
Dividends receivable		8,986,688
Interest receivable		5,282,643
Distributions receivable from Fidelity Central Funds		318,293
Prepaid expenses		5,238
Other receivables		37,978
Total assets		5,577,926,227
Liabilities
Payable to custodian bank	$2,981,502
Payable for investments purchased
Regular delivery	12,785,253
Delayed delivery	101,772
Payable for fund shares redeemed	1,387,275
Accrued management fee	2,868,820
Distribution and service plan fees payable	445,113
Other payables and accrued expenses	71,174
Collateral on securities loaned	7,190,975
Total liabilities		27,831,884
Net Assets		$5,550,094,343
Net Assets consist of:
Paid in capital		$4,072,599,276
Total accumulated earnings (loss)		1,477,495,067
Net Assets		$5,550,094,343

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($991,537,513 ÷ 54,458,914 shares)(a)		$18.21
Maximum offering price per share (100/94.25 of $18.21)		$19.32
Class M :
Net Asset Value and redemption price per share ($318,994,429 ÷ 17,530,935 shares)(a)		$18.20
Maximum offering price per share (100/96.50 of $18.20)		$18.86
Class C :
Net Asset Value and offering price per share ($136,448,235 ÷ 7,522,431 shares)(a)		$18.14
Strategic Dividend and Income :
Net Asset Value, offering price and redemption price per share ($3,233,879,717 ÷ 175,912,767 shares)		$18.38
Class I :
Net Asset Value, offering price and redemption price per share ($644,035,006 ÷ 35,172,685 shares)		$18.31
Class Z :
Net Asset Value, offering price and redemption price per share ($225,199,443 ÷ 12,298,660 shares)		$18.31
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2024
Investment Income
Dividends		$117,925,370
Interest		25,295,264
Income from Fidelity Central Funds (including $18,205 from security lending)		28,775,219
Total income		171,995,853
Expenses
Management fee	$31,961,531
Transfer agent fees	1,860,199
Distribution and service plan fees	5,220,344
Accounting fees	318,159
Custodian fees and expenses	43,679
Independent trustees' fees and expenses	13,885
Registration fees	149,962
Audit fees	74,215
Legal	4,688
Miscellaneous	22,017
Total expenses before reductions	39,668,679
Expense reductions	(234,645)
Total expenses after reductions		39,434,034
Net Investment income (loss)		132,561,819
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	147,067,464
Fidelity Central Funds	9,605,110
Foreign currency transactions	(118,121)
Total net realized gain (loss)		156,554,453
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	629,738,802
Fidelity Central Funds	161,786,028
Assets and liabilities in foreign currencies	(9,554)
Total change in net unrealized appreciation (depreciation)		791,515,276
Net gain (loss)		948,069,729
Net increase (decrease) in net assets resulting from operations		$1,080,631,548
Statement of Changes in Net Assets

	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,561,819	$142,820,487
Net realized gain (loss)	156,554,453	155,396,854
Change in net unrealized appreciation (depreciation)	791,515,276	(232,267,813)
Net increase (decrease) in net assets resulting from operations	1,080,631,548	65,949,528
Distributions to shareholders	(282,878,626)	(215,699,144)

Share transactions - net increase (decrease)	(240,323,486)	(192,298,975)
Total increase (decrease) in net assets	557,429,436	(342,048,591)

Net Assets
Beginning of period	4,992,664,907	5,334,713,498
End of period	$5,550,094,343	$4,992,664,907

Financial Highlights
Fidelity Advisor® Strategic Dividend & Income® Fund Class A

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.67	$16.12	$17.88	$16.11	$15.77
Income from Investment Operations
Net investment income (loss) A,B	.39	.41	.34	.25	.33
Net realized and unrealized gain (loss)	3.03	(.23)	(.64)	2.39	1.01
Total from investment operations	3.42	.18	(.30)	2.64	1.34
Distributions from net investment income	(.42)	(.39)	(.36)	(.38)	(.30)
Distributions from net realized gain	(.46)	(.24)	(1.10)	(.49)	(.70)
Total distributions	(.88)	(.63)	(1.46)	(.87)	(1.00)
Net asset value, end of period	$18.21	$15.67	$16.12	$17.88	$16.11
Total Return C,D	22.63%	1.28%	(2.09)%	16.99%	9.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.94%	.98%	.97%	.97%	.99%
Expenses net of fee waivers, if any	.93%	.97%	.97%	.97%	.99%
Expenses net of all reductions	.93%	.97%	.97%	.97%	.99%
Net investment income (loss)	2.35%	2.61%	2.07%	1.45%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$991,538	$856,477	$880,711	$867,690	$666,152
Portfolio turnover rate G	36%	34%	29%	37%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class M

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.66	$16.11	$17.86	$16.10	$15.76
Income from Investment Operations
Net investment income (loss) A,B	.35	.37	.30	.21	.29
Net realized and unrealized gain (loss)	3.02	(.23)	(.63)	2.38	1.01
Total from investment operations	3.37	.14	(.33)	2.59	1.30
Distributions from net investment income	(.37)	(.35)	(.32)	(.34)	(.26)
Distributions from net realized gain	(.46)	(.24)	(1.10)	(.49)	(.70)
Total distributions	(.83)	(.59)	(1.42)	(.83)	(.96)
Net asset value, end of period	$18.20	$15.66	$16.11	$17.86	$16.10
Total Return C,D	22.33%	1.03%	(2.29)%	16.65%	8.77%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.18%	1.22%	1.22%	1.22%	1.24%
Expenses net of fee waivers, if any	1.18%	1.22%	1.21%	1.22%	1.24%
Expenses net of all reductions	1.18%	1.22%	1.21%	1.22%	1.23%
Net investment income (loss)	2.10%	2.37%	1.82%	1.21%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$318,994	$287,670	$307,028	$316,442	$275,209
Portfolio turnover rate G	36%	34%	29%	37%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class C

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.61	$16.05	$17.80	$16.03	$15.69
Income from Investment Operations
Net investment income (loss) A,B	.27	.29	.21	.12	.21
Net realized and unrealized gain (loss)	3.00	(.22)	(.63)	2.38	1.01
Total from investment operations	3.27	.07	(.42)	2.50	1.22
Distributions from net investment income	(.29)	(.27)	(.23)	(.24)	(.19)
Distributions from net realized gain	(.46)	(.24)	(1.10)	(.49)	(.70)
Total distributions	(.74) C	(.51)	(1.33)	(.73)	(.88) C
Net asset value, end of period	$18.14	$15.61	$16.05	$17.80	$16.03
Total Return D,E	21.68%	.55%	(2.85)%	16.12%	8.22%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.68%	1.74%	1.73%	1.73%	1.75%
Expenses net of fee waivers, if any	1.67%	1.73%	1.72%	1.73%	1.74%
Expenses net of all reductions	1.67%	1.73%	1.72%	1.73%	1.74%
Net investment income (loss)	1.60%	1.85%	1.31%	.70%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$136,448	$150,576	$192,698	$233,431	$278,672
Portfolio turnover rate H	36%	34%	29%	37%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Dividend & Income® Fund

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.81	$16.26	$18.02	$16.23	$15.88
Income from Investment Operations
Net investment income (loss) A,B	.44	.45	.39	.31	.37
Net realized and unrealized gain (loss)	3.05	(.22)	(.64)	2.40	1.02
Total from investment operations	3.49	.23	(.25)	2.71	1.39
Distributions from net investment income	(.46)	(.43)	(.41)	(.43)	(.34)
Distributions from net realized gain	(.46)	(.24)	(1.10)	(.49)	(.70)
Total distributions	(.92)	(.68) C	(1.51)	(.92)	(1.04)
Net asset value, end of period	$18.38	$15.81	$16.26	$18.02	$16.23
Total Return D	22.95%	1.55%	(1.79)%	17.30%	9.35%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.70%	.68%	.68%	.70%
Expenses net of fee waivers, if any	.64%	.69%	.68%	.68%	.70%
Expenses net of all reductions	.64%	.69%	.68%	.68%	.70%
Net investment income (loss)	2.64%	2.89%	2.35%	1.74%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$3,233,880	$2,863,292	$3,093,655	$3,514,906	$2,751,272
Portfolio turnover rate G	36%	34%	29%	37%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class I

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.75	$16.20	$17.96	$16.18	$15.84
Income from Investment Operations
Net investment income (loss) A,B	.43	.45	.38	.30	.36
Net realized and unrealized gain (loss)	3.05	(.23)	(.64)	2.39	1.02
Total from investment operations	3.48	.22	(.26)	2.69	1.38
Distributions from net investment income	(.46)	(.43)	(.40)	(.42)	(.34)
Distributions from net realized gain	(.46)	(.24)	(1.10)	(.49)	(.70)
Total distributions	(.92)	(.67)	(1.50)	(.91)	(1.04)
Net asset value, end of period	$18.31	$15.75	$16.20	$17.96	$16.18
Total Return C	22.93%	1.53%	(1.83)%	17.25%	9.28%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.68%	.73%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.68%	.72%	.71%	.72%	.73%
Expenses net of all reductions	.68%	.72%	.71%	.72%	.73%
Net investment income (loss)	2.60%	2.87%	2.32%	1.71%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$644,035	$603,173	$658,828	$647,384	$537,336
Portfolio turnover rate F	36%	34%	29%	37%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class Z

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.75	$16.20	$17.96	$16.18	$15.84
Income from Investment Operations
Net investment income (loss) A,B	.45	.47	.40	.32	.38
Net realized and unrealized gain (loss)	3.05	(.23)	(.63)	2.39	1.01
Total from investment operations	3.50	.24	(.23)	2.71	1.39
Distributions from net investment income	(.48)	(.45)	(.43)	(.45)	(.36)
Distributions from net realized gain	(.46)	(.24)	(1.10)	(.49)	(.70)
Total distributions	(.94)	(.69)	(1.53)	(.93) C	(1.05) C
Net asset value, end of period	$18.31	$15.75	$16.20	$17.96	$16.18
Total Return D	23.08%	1.66%	(1.70)%	17.40%	9.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57%	.60%	.59%	.59%	.61%
Expenses net of fee waivers, if any	.56%	.59%	.59%	.59%	.61%
Expenses net of all reductions	.56%	.59%	.59%	.59%	.60%
Net investment income (loss)	2.72%	2.99%	2.44%	1.83%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$225,199	$231,477	$201,793	$179,880	$140,035
Portfolio turnover rate G	36%	34%	29%	37%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024

1. Organization.
Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Dividend and Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, certain conversion ratio adjustments, equity-debt reclassifications, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,449,109,826
Gross unrealized depreciation	(110,031,878)
Net unrealized appreciation (depreciation)	$1,339,077,948
Tax Cost	$4,222,728,079

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$25,420,601
Undistributed long-term capital gain	$134,199,080
Net unrealized appreciation (depreciation) on securities and other investments	$1,318,245,108

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$138,541,193	$ 135,891,885
Long-term Capital Gains	144,337,433	79,807,259
Total	$282,878,626	$ 215,699,144

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Dividend & Income Fund	1,855,241,180	2,091,597,274
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Strategic Dividend and Income	.66
Class I	.68
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.67
Class M	.67
Class C	.67
Strategic Dividend and Income	.63
Class I	.67
Class Z	.55

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,289,968	43,666
Class M	.25%	.25%	1,509,736	198
Class C	.75%	.25%	1,420,640	98,365
			5,220,344	142,229

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	218,256
Class M	14,563
Class CA	4,621
237,440

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	376,568.1698
Class M	122,657.1647
Class C	65,851.1754
Strategic Dividend and Income	1,012,849.1376
Class I	257,351.1671
Class Z	24,923.0420
	1,860,199

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Strategic Dividend & Income Fund	.0249

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Strategic Dividend & Income Fund	13,850

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Strategic Dividend & Income Fund	91,873,599	73,221,226	6,453,375

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Strategic Dividend & Income Fund	24,843
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Strategic Dividend & Income Fund	8,263

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Strategic Dividend & Income Fund	1,926	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6,072.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $228,573.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Strategic Dividend & Income Fund
Distributions to shareholders
Class A	$47,667,798	$34,896,865
Class M	15,135,990	11,232,837
Class C	6,816,119	5,885,537
Strategic Dividend and Income	165,596,122	127,313,172
Class I	34,107,106	27,077,704
Class Z	13,555,491	9,293,029
Total	$282,878,626	$215,699,144

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Strategic Dividend & Income Fund
Class A
Shares sold	6,267,749	7,561,678	$104,115,732	$117,453,014
Reinvestment of distributions	2,880,857	2,211,255	46,217,597	33,782,563
Shares redeemed	(9,351,278)	(9,745,137)	(154,565,329)	(150,986,608)
Net increase (decrease)	(202,672)	27,796	$(4,232,000)	$248,969
Class M
Shares sold	1,837,714	1,968,340	$30,304,271	$30,561,012
Reinvestment of distributions	936,630	729,348	14,996,565	11,141,435
Shares redeemed	(3,613,943)	(3,385,051)	(59,748,425)	(52,479,665)
Net increase (decrease)	(839,599)	(687,363)	$(14,447,589)	$(10,777,218)
Class C
Shares sold	697,790	1,285,125	$11,538,932	$19,977,665
Reinvestment of distributions	423,878	381,448	6,735,141	5,807,925
Shares redeemed	(3,246,090)	(4,023,040)	(53,512,809)	(62,146,234)
Net increase (decrease)	(2,124,422)	(2,356,467)	$(35,238,736)	$(36,360,644)
Strategic Dividend and Income
Shares sold	16,331,658	15,206,763	$273,374,988	$238,823,522
Reinvestment of distributions	8,859,994	7,211,435	143,606,068	111,124,928
Shares redeemed	(30,384,628)	(31,571,198)	(506,532,415)	(493,891,504)
Net increase (decrease)	(5,192,976)	(9,153,000)	$(89,551,359)	$(143,943,054)
Class I
Shares sold	5,325,847	6,813,633	$88,759,733	$106,609,218
Reinvestment of distributions	2,003,939	1,658,668	32,340,078	25,466,578
Shares redeemed	(10,452,587)	(10,837,665)	(173,867,411)	(168,888,581)
Net increase (decrease)	(3,122,801)	(2,365,364)	$(52,767,600)	$(36,812,785)
Class Z
Shares sold	3,549,617	4,712,904	$58,803,150	$73,832,941
Reinvestment of distributions	715,487	522,283	11,557,762	8,014,190
Shares redeemed	(6,662,282)	(2,992,888)	(114,447,114)	(46,501,374)
Net increase (decrease)	(2,397,178)	2,242,299	$(44,086,202)	$35,345,757
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Dividend & Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Strategic Dividend & Income Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $137,817,083, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $23,086,562 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 8%, 88%, 83%, and 85%; Class M designates 9%, 100%, 91%, and 96%; Class C designates 10%, 100%, 100%, and 100%; Strategic Dividend & Income Fund designates 8%, 74%, 75%, and 74%; Class I designates 8%, 76%, 76%, and 76% and Class Z designates 7%, 71%, 73%, and 72% of the dividends distributed in  December, April, July and October, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 11.36%, 100%, 97.14%, and 99.63%; Class M designates 12.19%, 100%, 100%, and 100%; Class C designates 14.26%, 100%, 100%, and 100%; Strategic Dividend & Income Fund designates 10.64%, 87.51%, 88%, and 87.41%; Class I designates 10.70%, 90.24%, 88.76%, and 89.09% and Class Z designates 10.40%, 83.71%, 85.10%, and 85.01% of  the dividends distributed in December, April, July and October, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 34.88%, 0.00%, 2.87%, and 0.38%; Class M designates 37.43%, 0.00%, 0.00%, and 0.00%; Class C designates 43.81%, 0.00%, 0.00%, and 0.00%; Strategic Dividend & Income Fund designates 32.67%, 12.50%, 12.01%, and 12.60% Class I designates 32.86%, 9.77%, 11.25%, and 10.92%; and Class Z designates 31.93%, 16.23%, 14.83%, and 14.92% of the dividends distributed in December, April, July and October, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Strategic Dividend & Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered FMR's staffing as it relates to the fund, including the backgrounds and experience of investment personnel and also considered FMR's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board considered that, because the fund has a variable management fee that covers expenses for services beyond portfolio management, Fidelity believes that management fee comparisons do not provide useful comparisons and that total expense comparisons are more useful for this fund. The Board noted that the total expense ratio of the representative class ranked below the competitive median of the similar sales load structure group.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the total expenses for Class M of the fund ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class M has a 0.50% 12b-1 fee, which is higher than the 12b-1 fee for most front-end load classes. The Board further noted that Class M shares, purchasers of which may be subject to a front-end sales load, are primarily distributed on a load-waived basis through retirement plans and intermediary wrap products that qualify for a sales charge waiver. The Board also noted that, in the retirement plan market, Class M's 0.50% 12b-1 fee is comparable to competing Class R shares, which Lipper classifies as institutional load.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets specified Fidelity funds in the same asset class as the fund and through a discount that considers both fund size and total assets of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.802403.120
SDI-ANN-0125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2025